Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Manning & Napier Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000751173
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 06, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 06, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Pro-Blend(R) Conservative Term Series
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide preservation of capital, and its secondary objectives are to provide income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

The Series may invest in stocks of small-, large-, or mid-size companies, and the Series’ investments in stocks may be focused on dividend-paying common stocks. With respect to the portion of the Series that is invested in dividend-paying common stocks, the Advisor uses a systematic process to construct a portfolio consisting primarily of companies trading on U.S. stock exchanges that it believes will provide competitive returns consistent with the broad equity market while also providing a level of capital protection during sustained market downturns. The Series may also invest in securities of U.S. and foreign issuers in the real estate industry, including equity and mortgage real estate investment trusts (REITs) and real estate operating companies (REOCs).

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

•it no longer fits the Series’ investment strategies or valuation discipline;

•it has reached the Advisor’s target sell price; or

•a more attractive investment opportunity is identified.

The words “Conservative Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a blended index. The Conservative Term Composite Benchmark - 1 is a blend of the Russell 3000® Index (Russell 3000), MSCI ACWI ex USA Index (ACWIxUS), and Bloomberg U.S. Intermediate Aggregate Bond Index (BIAB) in the following weightings: 15% Russell 3000, 5% ACWIxUS, and 80% BIAB through 05/31/2012; 22% Russell 3000, 8% ACWIxUS, and 70% BIAB through 12/31/2021; and 15% Russell 3000, 5% ACWIxUS, and 80% BIAB beginning 01/01/2022. The Conservative Term Composite Benchmark - 2 is a blend of 15% MSCI USA Investable Market Index, 5% ACWIxUS, and 80% BIAB. The Conservative Term Composite Benchmarks are provided because they better reflect the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/2020): 8.35% Lowest (quarter ended 03/31/2020): (5.23)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFOR PERIODS ENDED DECEMBER 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Series’ Class W Shares commenced operation on April 1, 2019, and all returns shown for such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date. No performance is shown for the Class Z Shares because they were not active prior to the date of this prospectus. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pro-Blend(R) Conservative Term Series | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Pro-Blend(R) Conservative Term Series | Bloomberg U.S. Intermediate Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.18%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Pro-Blend(R) Conservative Term Series | Conservative Term Composite Benchmark - 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.75%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.06%	[1]
Pro-Blend(R) Conservative Term Series | Conservative Term Composite Benchmark - 2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.66%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.68%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.97%	[1]
Pro-Blend(R) Conservative Term Series | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Series.
Pro-Blend(R) Conservative Term Series | Management risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Because a portion of the Series’ portfolio is selected using a systematic process, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Pro-Blend(R) Conservative Term Series | Market risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy, have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Pro-Blend(R) Conservative Term Series | Real estate investment risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real estate investment risk — The Series’ holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.

Pro-Blend(R) Conservative Term Series | Foreign securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Pro-Blend(R) Conservative Term Series | Large-cap risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Pro-Blend(R) Conservative Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Pro-Blend(R) Conservative Term Series | Risks of dividend-paying common stocks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of dividend-paying common stocks — Dividend-paying common stocks may be subject to additional risk that may cause them to underperform other types of stocks. In addition, if stocks held by a Series reduce or stop paying dividends, the Series’ ability to generate income may be affected.

Pro-Blend(R) Conservative Term Series | High-yield securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Pro-Blend(R) Conservative Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Pro-Blend(R) Conservative Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Pro-Blend(R) Conservative Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Pro-Blend(R) Conservative Term Series | Options and futures risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Pro-Blend(R) Conservative Term Series | Sector focus risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Pro-Blend(R) Conservative Term Series | Liquidity risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Pro-Blend(R) Conservative Term Series | Large redemption risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Pro-Blend(R) Conservative Term Series | Pro-Blend(R) Conservative Term Series Class S
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EXDAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2014	rr_AnnualReturn2014	4.10%
Annual Return 2015	rr_AnnualReturn2015	(3.06%)
Annual Return 2016	rr_AnnualReturn2016	4.25%
Annual Return 2017	rr_AnnualReturn2017	8.92%
Annual Return 2018	rr_AnnualReturn2018	(2.24%)
Annual Return 2019	rr_AnnualReturn2019	12.96%
Annual Return 2020	rr_AnnualReturn2020	10.49%
Annual Return 2021	rr_AnnualReturn2021	5.39%
Annual Return 2022	rr_AnnualReturn2022	(11.13%)
Annual Return 2023	rr_AnnualReturn2023	8.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.23%)
1 Year	rr_AverageAnnualReturnYear01	8.51%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Pro-Blend(R) Conservative Term Series | Pro-Blend(R) Conservative Term Series Class S | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Pro-Blend(R) Conservative Term Series | Pro-Blend(R) Conservative Term Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.08%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Pro-Blend(R) Conservative Term Series | Pro-Blend(R) Conservative Term Series Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNCIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Pro-Blend(R) Conservative Term Series | Pro-Blend(R) Conservative Term Series Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNCRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	8.18%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Pro-Blend(R) Conservative Term Series | Pro-Blend(R) Conservative Term Series Class L
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNCCX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	2.79%
Pro-Blend(R) Conservative Term Series | Pro-Blend(R) Conservative Term Series Class W
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNCWX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	32
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	56
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 128
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Pro-Blend(R) Conservative Term Series | Pro-Blend(R) Conservative Term Series Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Pro-Blend(R) Moderate Term Series
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

•it no longer fits the Series’ investment strategies or valuation discipline;

•it has reached the Advisor’s target sell price; or

•a more attractive investment opportunity is identified.

The words “Moderate Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a blended index. The 30/10/30/30 Blended - 1 is a blend of 30% Russell 3000® Index, 10% MSCI ACWI ex USA Index, 30% Bloomberg U.S. Aggregate Bond Index, and 30% Bloomberg U.S. Intermediate Aggregate Bond Index. The 30/10/30/30 Blended Index - 2 is a blend of 30% MSCI USA Investable Market Index, 10% MSCI ACWI ex USA Index, 30% Bloomberg U.S. Aggregate Bond Index, and 30% Bloomberg U.S. Intermediate Aggregate Bond Index. The 30/10/30/30 Blended Indices are provided because they better reflect the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/2020): 10.81% Lowest (quarter ended 06/30/2022): (7.69)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFOR PERIODS ENDED DECEMBER 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for one share class only, and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Series’ Class W Shares commenced operation on April 1, 2019, and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date. No performance is shown for the Class Z Shares because they were not active prior to the date of this prospectus. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax returns are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pro-Blend(R) Moderate Term Series | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Pro-Blend(R) Moderate Term Series | 30/10/30/30 Blended Index - 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.37%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.13%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.05%	[4]
Pro-Blend(R) Moderate Term Series | 30/10/30/30 Blended Index - 2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.28%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.03%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.91%	[4]
Pro-Blend(R) Moderate Term Series | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Series.
Pro-Blend(R) Moderate Term Series | Management risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Pro-Blend(R) Moderate Term Series | Market risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates.

This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Pro-Blend(R) Moderate Term Series | Foreign securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Pro-Blend(R) Moderate Term Series | Large-cap risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Pro-Blend(R) Moderate Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Pro-Blend(R) Moderate Term Series | High-yield securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Pro-Blend(R) Moderate Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories.

The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Pro-Blend(R) Moderate Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Pro-Blend(R) Moderate Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Pro-Blend(R) Moderate Term Series | Options and futures risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Pro-Blend(R) Moderate Term Series | Sector focus risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Pro-Blend(R) Moderate Term Series | Liquidity risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Pro-Blend(R) Moderate Term Series | Large redemption risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Pro-Blend(R) Moderate Term Series | Pro-Blend(R) Moderate Term Series Class S
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EXBAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
Annual Return 2014	rr_AnnualReturn2014	3.56%
Annual Return 2015	rr_AnnualReturn2015	(4.18%)
Annual Return 2016	rr_AnnualReturn2016	3.19%
Annual Return 2017	rr_AnnualReturn2017	11.57%
Annual Return 2018	rr_AnnualReturn2018	(3.51%)
Annual Return 2019	rr_AnnualReturn2019	16.14%
Annual Return 2020	rr_AnnualReturn2020	14.92%
Annual Return 2021	rr_AnnualReturn2021	8.00%
Annual Return 2022	rr_AnnualReturn2022	(14.53%)
Annual Return 2023	rr_AnnualReturn2023	11.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.69%)
1 Year	rr_AverageAnnualReturnYear01	11.10%
5 Years	rr_AverageAnnualReturnYear05	6.48%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Pro-Blend(R) Moderate Term Series | Pro-Blend(R) Moderate Term Series Class S | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.18%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Pro-Blend(R) Moderate Term Series | Pro-Blend(R) Moderate Term Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Pro-Blend(R) Moderate Term Series | Pro-Blend(R) Moderate Term Series Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNMIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05	6.74%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Pro-Blend(R) Moderate Term Series | Pro-Blend(R) Moderate Term Series Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNMRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
1 Year	rr_AverageAnnualReturnYear01	10.83%
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Pro-Blend(R) Moderate Term Series | Pro-Blend(R) Moderate Term Series Class L
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNMCX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,137
1 Year	rr_AverageAnnualReturnYear01	10.29%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Pro-Blend(R) Moderate Term Series | Pro-Blend(R) Moderate Term Series Class W
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNMWX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	32
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	56
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 128
1 Year	rr_AverageAnnualReturnYear01	12.21%
5 Years	rr_AverageAnnualReturnYear05	7.46%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Pro-Blend(R) Moderate Term Series | Pro-Blend(R) Moderate Term Series Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Pro-Blend(R) Extended Term Series
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks and long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

•it no longer fits the Series’ investment strategies or valuation discipline;

•it has reached the Advisor’s target sell price; or

•a more attractive investment opportunity is identified.

The words “Extended Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a blended index. The 40/15/45 Blended Index - 1 is a blend of 40% Russell 3000® Index, 15% MSCI ACWI ex USA Index, and 45% Bloomberg U.S. Aggregate Bond Index. The 40/15/45 Blended Index - 2 is a blend of 40% MSCI USA Investable Market Index, 15% MSCI ACWI ex USA Index, and 45% Bloomberg U.S. Aggregate Bond Index. The 40/15/45 Blended Indices are provided because they better reflect the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/2020): 12.83% Lowest (quarter ended 06/30/2022): (9.46)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFOR PERIODS ENDED DECEMBER 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for one share class only, and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Series’ Class W Shares commenced operation on April 1, 2019, and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date. No performance is shown for the Class Z Shares because they were not active prior to the date of this prospectus. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax returns are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pro-Blend(R) Extended Term Series | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Pro-Blend(R) Extended Term Series | MSCI USA IMI
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.64%
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	11.00%
Pro-Blend(R) Extended Term Series | 40/15/45 Blended Index - 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.00%	[7]
5 Years	rr_AverageAnnualReturnYear05	7.83%	[7]
10 Years	rr_AverageAnnualReturnYear10	6.18%	[7]
Pro-Blend(R) Extended Term Series | 40/15/45 Blended Index - 2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.88%	[7]
5 Years	rr_AverageAnnualReturnYear05	7.69%	[7]
10 Years	rr_AverageAnnualReturnYear10	6.00%	[7]
Pro-Blend(R) Extended Term Series | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Series.
Pro-Blend(R) Extended Term Series | Management risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Pro-Blend(R) Extended Term Series | Market risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Pro-Blend(R) Extended Term Series | Foreign securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Pro-Blend(R) Extended Term Series | Large-cap risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Pro-Blend(R) Extended Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Pro-Blend(R) Extended Term Series | High-yield securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Pro-Blend(R) Extended Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Pro-Blend(R) Extended Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Pro-Blend(R) Extended Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Pro-Blend(R) Extended Term Series | Options and futures risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Pro-Blend(R) Extended Term Series | Sector focus risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Pro-Blend(R) Extended Term Series | Liquidity risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Pro-Blend(R) Extended Term Series | Large redemption risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Pro-Blend(R) Extended Term Series | Pro-Blend(R) Extended Term Series Class S
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNBAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Annual Return 2014	rr_AnnualReturn2014	4.90%
Annual Return 2015	rr_AnnualReturn2015	(4.88%)
Annual Return 2016	rr_AnnualReturn2016	3.84%
Annual Return 2017	rr_AnnualReturn2017	14.87%
Annual Return 2018	rr_AnnualReturn2018	(4.26%)
Annual Return 2019	rr_AnnualReturn2019	19.29%
Annual Return 2020	rr_AnnualReturn2020	17.60%
Annual Return 2021	rr_AnnualReturn2021	11.29%
Annual Return 2022	rr_AnnualReturn2022	(16.72%)
Annual Return 2023	rr_AnnualReturn2023	13.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.46%)
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05	8.02%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Pro-Blend(R) Extended Term Series | Pro-Blend(R) Extended Term Series Class S | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.44%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Pro-Blend(R) Extended Term Series | Pro-Blend(R) Extended Term Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	3.83%
Pro-Blend(R) Extended Term Series | Pro-Blend(R) Extended Term Series Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNBIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
1 Year	rr_AverageAnnualReturnYear01	13.36%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Pro-Blend(R) Extended Term Series | Pro-Blend(R) Extended Term Series Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNBRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05	7.75%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Pro-Blend(R) Extended Term Series | Pro-Blend(R) Extended Term Series Class L
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNECX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	7.21%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Pro-Blend(R) Extended Term Series | Pro-Blend(R) Extended Term Series Class W
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNBWX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.11%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 11
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	35
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	62
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 141
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	8.98%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Pro-Blend(R) Extended Term Series | Pro-Blend(R) Extended Term Series Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%	[8]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
Pro-Blend(R) Maximum Term Series
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks and in long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivatives instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series invests primarily in fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The Advisor will consider selling a security if:

• it no longer fits the Series’ investment strategies or valuation discipline;

• it has reached the Advisor’s target sell price; or

• a more attractive investment opportunity is identified.

The words “Maximum Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a blended index. The 65/20/15 Blended Index - 1 is a blend of 65% Russell 3000® Index, 20% MSCI ACWI ex USA Index, and 15% Bloomberg U.S. Aggregate Bond Index. The 65/20/15 Blended Index - 2 is a blend of 65% MSCI USA Investable Market Index, 20% MSCI ACWI ex USA Index, and 15% Bloomberg U.S. Aggregate Bond Index. The 65/20/15 Blended Indices are provided because they better reflect the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total return table provide some indication of the risks of investing in the Series.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 06/30/2020): 20.63% Lowest (quarter ended 03/31/2020): (15.86)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFOR PERIODS ENDED DECEMBER 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After- tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Series’ Class W Shares commenced operation on April 1, 2019, and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date. No performance is shown for the Class Z Shares because they were not active prior to the date of this prospectus. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After- tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pro-Blend(R) Maximum Term Series | MSCI USA IMI
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.64%
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	11.00%
Pro-Blend(R) Maximum Term Series | Russell 3000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Pro-Blend(R) Maximum Term Series | 65/20/15 Blended Index - 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.69%	[11]
5 Years	rr_AverageAnnualReturnYear05	11.55%	[11]
10 Years	rr_AverageAnnualReturnYear10	8.61%	[11]
Pro-Blend(R) Maximum Term Series | 65/20/15 Blended Index - 2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.49%	[11]
5 Years	rr_AverageAnnualReturnYear05	11.32%	[11]
10 Years	rr_AverageAnnualReturnYear10	8.31%	[11]
Pro-Blend(R) Maximum Term Series | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Series.
Pro-Blend(R) Maximum Term Series | Management risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Pro-Blend(R) Maximum Term Series | Market risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates.

This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Pro-Blend(R) Maximum Term Series | Foreign securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Pro-Blend(R) Maximum Term Series | Large-cap risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Pro-Blend(R) Maximum Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Pro-Blend(R) Maximum Term Series | High-yield securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Pro-Blend(R) Maximum Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories.

The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Pro-Blend(R) Maximum Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Pro-Blend(R) Maximum Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Pro-Blend(R) Maximum Term Series | Options and futures risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Pro-Blend(R) Maximum Term Series | Sector focus risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Pro-Blend(R) Maximum Term Series | Liquidity risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Pro-Blend(R) Maximum Term Series | Large redemption risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Pro-Blend(R) Maximum Term Series | Pro-Blend(R) Maximum Term Series Class S
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EXHAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Annual Return 2014	rr_AnnualReturn2014	5.72%
Annual Return 2015	rr_AnnualReturn2015	(5.17%)
Annual Return 2016	rr_AnnualReturn2016	4.56%
Annual Return 2017	rr_AnnualReturn2017	24.19%
Annual Return 2018	rr_AnnualReturn2018	(6.36%)
Annual Return 2019	rr_AnnualReturn2019	27.65%
Annual Return 2020	rr_AnnualReturn2020	22.08%
Annual Return 2021	rr_AnnualReturn2021	18.43%
Annual Return 2022	rr_AnnualReturn2022	(20.41%)
Annual Return 2023	rr_AnnualReturn2023	19.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.86%)
1 Year	rr_AverageAnnualReturnYear01	19.05%
5 Years	rr_AverageAnnualReturnYear05	11.82%
10 Years	rr_AverageAnnualReturnYear10	7.86%
Pro-Blend(R) Maximum Term Series | Pro-Blend(R) Maximum Term Series Class S | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.45%
5 Years	rr_AverageAnnualReturnYear05	10.36%
10 Years	rr_AverageAnnualReturnYear10	6.28%
Pro-Blend(R) Maximum Term Series | Pro-Blend(R) Maximum Term Series Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.69%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	5.90%
Pro-Blend(R) Maximum Term Series | Pro-Blend(R) Maximum Term Series Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNHIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
1 Year	rr_AverageAnnualReturnYear01	19.34%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Pro-Blend(R) Maximum Term Series | Pro-Blend(R) Maximum Term Series Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNHRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,601
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	11.57%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Pro-Blend(R) Maximum Term Series | Pro-Blend(R) Maximum Term Series Class L
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNHCX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,180
1 Year	rr_AverageAnnualReturnYear01	18.11%
5 Years	rr_AverageAnnualReturnYear05	10.99%
10 Years	rr_AverageAnnualReturnYear10	7.06%
Pro-Blend(R) Maximum Term Series | Pro-Blend(R) Maximum Term Series Class W
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNHWX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.11%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 11
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	35
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	62
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 141
1 Year	rr_AverageAnnualReturnYear01	20.22%
5 Years	rr_AverageAnnualReturnYear05	12.89%
10 Years	rr_AverageAnnualReturnYear10	8.38%
Pro-Blend(R) Maximum Term Series | Pro-Blend(R) Maximum Term Series Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%	[14]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%	[12]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883

[1]	Returns provided are calculated monthly using a blended allocation, as noted above.
[2]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S, Class I, Class R, and Class L shares, 0.50% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Returns provided are calculated monthly using a blended allocation, as noted above.
[5]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class S, Class I, Class R, and Class L shares, 0.70% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[6]	Other expenses are based on estimated amounts for the current fiscal year.
[7]	The returns of the indices do not reflect any fees or expenses. Returns provided are calculated monthly using a blended allocation, as noted above.
[8]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[9]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class S, Class I, Class R, and Class L shares, 0.70% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[10]	Other expenses are based on estimated amounts for the current fiscal year.
[11]	Returns provided are calculated monthly using a blended allocation, as noted above.
[12]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[13]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class S, Class I, Class R, and Class L shares, 0.70% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[14]	Other expenses are based on estimated amounts for the current fiscal year.